MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026
1
The following is a summary of the inputs used to value the Fund's investments as of January 31, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a Money
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
Shares Security Description Value
Common Stock - 92.8%
Consumer Discretionary - 10.4%
5,000 eBay, Inc. $ 456,100
65,000 El Pollo Loco Holdings, Inc.
(a)
658,450
12,500 H&R Block, Inc. 493,125
3,000 Mohawk Industries, Inc.
(a)
355,140
6,500 Williams-Sonoma, Inc. 1,330,225
22,500 Winnebago Industries, Inc. 1,032,975
4,326,015
Consumer Staples - 17.4%
20,000 Alico, Inc. 826,200
5,000 Colgate-Palmolive Co. 451,450
20,000 General Mills, Inc. 925,200
7,500 Kimberly-Clark Corp. 749,925
25,000 Lamb Weston Holdings, Inc. 1,148,250
3,000 Sprouts Farmers Market, Inc.
(a)
212,730
7,000 Target Corp. 738,290
9,000 The Estee Lauder Cos., Inc. 1,037,520
31,500 The Kraft Heinz Co. 747,810
2,750 The Procter & Gamble Co. 417,367
7,254,742
Energy - 3.3%
11,000 ONEOK, Inc. 871,090
3,500 Phillips 66 502,460
1,373,550
Financials - 10.0%
5,000 CNA Financial Corp. 239,300
12,500 Equitable Holdings, Inc. 580,000
4,500 Erie Indemnity Co., Class A 1,273,545
18,500 Farmers National Banc Corp. 240,130
14,500 MetLife, Inc. 1,143,760
17,500 Old Republic International Corp. 685,475
4,162,210
Health Care - 11.7%
3,000 Abbott Laboratories 327,900
10,000 Bristol-Myers Squibb Co. 550,500
12,000 Merck & Co., Inc. 1,323,240
12,500 Revvity, Inc. 1,360,000
12,500 Teleflex, Inc. 1,304,625
4,866,265
Industrials - 22.7%
3,250 Curtiss-Wright Corp. 2,134,243
9,000 Emerson Electric Co. 1,322,640
2,500 Hubbell, Inc. 1,219,850
55,000 MillerKnoll, Inc. 1,104,400
4,000 Rockwell Automation, Inc. 1,686,600
9,000 The Gorman-Rupp Co. 490,410
6,500 Westinghouse Air Brake
Technologies Corp. 1,495,910
9,454,053
Information Technology - 15.2%
8,000 Akamai Technologies, Inc.
(a)
777,200
10,000 Cognizant Technology Solutions
Corp., Class A 820,600
4,000 Coherent Corp.
(a)
848,720
12,500 Corning, Inc. 1,290,625
6,000 Dolby Laboratories, Inc., Class A 385,140
3,000 F5, Inc.
(a)
826,830
22,000 NetScout Systems, Inc.
(a)
611,820
3,500 Texas Instruments, Inc. 754,425
6,315,360
Materials - 1.3%
2,000 Air Products and Chemicals, Inc. 545,000
Shares Security Description Value
Utilities - 0.8%
3,000 WEC Energy Group, Inc. $ 332,010
Total Common Stock (Cost $27,323,111) 38,629,205
Shares Security Description Value
Money Market Fund - 7.1%
2,945,841 First American
Treasury Obligations
Fund, Class X, 3.61%
(b)
(Cost $2,945,841) 2,945,841
Investments, at value - 99.9% (Cost $30,268,952) $ 41,575,046
Other Assets & Liabilities, Net - 0.1% 21,327
Net Assets - 100.0% $ 41,596,373
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of January 31, 2026.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 41,575,046
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 41,575,046

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026
2
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.